Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Management (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 42,000	€ 65,000	€ 73,000
Senior Management
Disclosure of transactions between related parties [line items]
Ratio of variable to fixed pay components	120.00%
Holding period for shares issued in settlement of pension obligations	5 years
Pension system balance	€ 57,000	54,000
Post-employment benefit expense in profit or loss, defined benefit plans	4,700	5,300
Capital insured by life and accident insurance	€ 84,400	98,000
Senior Management | 2023 Digital Transformation Incentive
Disclosure of transactions between related parties [line items]
Number of people included in plan | employee	1
Key management personnel compensation	€ 200
Retired senior managers
Disclosure of transactions between related parties [line items]
Salaries and other remuneration related to retirement	3,560	3,691
Variable subject to Long-term objectives in cash		447
Amount paid for retirement pension benefit	€ 0	€ 0
Maximum | Employees deemed essential to the growth and digital transformation of the Group | 2023 Digital Transformation Incentive
Disclosure of transactions between related parties [line items]
Number of people included in plan | employee	50
Maximum | Senior Management
Disclosure of transactions between related parties [line items]
Ratio of variable to fixed pay components	200.00%
Minimum | Senior Management
Disclosure of transactions between related parties [line items]
Discretionary pension contribution percentage	15.00%